Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Jun. 30, 2016	Jun. 30, 2015
Three Months Ended
Line Of Credit Facility [Line Items]
Weighted average interest rates on the executed loans	2.52%	2.26%
Six Months Ended
Line Of Credit Facility [Line Items]
Weighted average interest rates on the executed loans	2.57%	2.24%